Stock Base Compensation (Restricted Stock Units) (Detail) - Restricted Stock Units (RSUs) [Member] - Successor $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	2,165
Forfeited or expired | shares	(6)
Total outstanding at end of period | shares	2,159	2,159
Expected to vest | shares		2,159
Weighted Average Exercise Price, Granted	$ 15.79
Weighted Average Exercise Price,Forfeited or expired	15.58
Weighted Average Exercise Price,Total outstanding at end of period	15.79	$ 15.79
Weighted Average Exercise Price, Expected to vest	$ 15.79
Weighted Average Remaining Contractual Term, Granted	2 years 3 months 19 days
Weighted Average Remaining Contractual Term, Forfeited or expired	2 years 3 months 19 days
Weighted Average Remaining Contractual Term, Total outstanding at end of period	2 years 3 months 19 days
Weighted Average Remaining Contractual Term, Expected to vest	2 years 3 months 19 days
Aggregate Intrinsic Value, Granted	$ 33.6
Aggregate Intrinsic Value, Forfeited or expired	$ (0.1)
Aggregate Intrinsic Value, Total outstanding at end of period | $	$ 33.5	$ 33.5
Aggregate Intrinsic Value, Expected to vest | $	$ 33.5	$ 33.5